Staff Expenses - Summary of Changes in Option Rights Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Staff Expenses [Abstract]
Options outstanding, Opening balance	25,574,912	37,311,131	52,559,607
Options outstanding, Exercised	(2,216,764)	(1,583,072)	(3,251,420)
Options outstanding, Forfeited	(168,007)	(244,959)	(410,847)
Options outstanding, Expired	(8,048,161)	(9,908,188)	(11,586,209)
Options outstanding, Closing balance	15,141,980	25,574,912	37,311,131
Weighted average exercise price, Opening balance	€ 15.53	€ 17.54	€ 16.95
Weighted average exercise price, Exercised	5.89	5.40	5.97
Weighted average exercise price, Forfeited	14.26	16.89	18.05
Weighted average exercise price, Expired	24.18	24.67	18.13
Weighted average exercise price, Closing balance	€ 12.36	€ 15.53	€ 17.54